Long term debt, current and non-current (Tables)	6 Months Ended
Jun. 30, 2013
Debt Instruments [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
	June 30, 2013	December 31, 2012
Royal Bank of Scotland - Revolving credit facility	$92,700	$92,700
Less related deferred financing costs	(697)	(794)
Total	$92,003	$91,906